Investment Tax Credits	12 Months Ended
Dec. 31, 2019
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Investment Tax Credits
36. Investment Tax Credits
Investment tax credits, arising from qualifying

scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2019, investment tax credits of $11.5 (2018 – $7.3) were recorded.